Nature of Business (Detail Textuals)	12 Months Ended
Dec. 31, 2018
Disclosure For Nature Of Business [Abstract]
Share consolidation ratio with any resulting fractional shares being eliminated	100
Reverse share consolidation ratio after any resulting fractional shares being eliminated	20